Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other investments
Total	$ 2,083	$ 1,574	$ 1,006
Level 1
Other investments
Total	1,408	933	654
Level 3
Other investments
Total	$ 675	$ 641	$ 352